Leases (Tables)	12 Months Ended
Dec. 31, 2022
leases [Abstract]
Disclosure of additional information about leasing activities for lessee	The following amounts were recognized in net earnings, related to contracts that the Company applied the practical expedients of the standard:

	December 31, 2022	December 31, 2021

Interest expense on lease liabilities	0.2	0.2
Expense relating to short-term leases	7.9	7.8
Expense relating to low value assets	0.1	0.1
Expense relating to variable lease payments not included in the measurement of the lease liability	88.2	63.1
	96.4	71.2